DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

On February 7, 2017, Trilogy International Partners LLC (“Trilogy LLC”), a Washington limited liability company, and Alignvest Acquisition Corporation (“Alignvest”), completed a court approved plan of arrangement (the “Arrangement”) pursuant to an arrangement agreement dated November 1, 2016 (as amended December 20, 2016, the “Arrangement Agreement”). Alignvest, a special purpose acquisition corporation (“SPAC”), was incorporated under the Business Corporations Act of Ontario (“OBCA”) on May 11, 2015 for the purpose of effecting an acquisition of one or more businesses or assets, by way of a merger, share exchange, asset acquisition, share purchase, reorganization, or any other similar transaction involving Alignvest, referred to as its “qualifying acquisition”. The consummation of the Arrangement with Trilogy LLC represented Alignvest’s qualifying acquisition. At the effective time of the Arrangement, Alignvest’s name was changed to Trilogy International Partners Inc. (“TIP Inc.” and together with its consolidated subsidiaries, the “Company”). Immediately following the completion of the Arrangement, TIP Inc. was continued out of the jurisdiction of Ontario under the OBCA and into the jurisdiction of British Columbia under the Business Corporation Act (British Colombia) (“BCBCA”). For accounting purposes, the Arrangement was treated as a “reverse acquisition” and recapitalization; therefore, Trilogy LLC was considered the accounting acquirer of TIP Inc. Accordingly, Trilogy LLC’s historical financial statements as of the period ended and for the periods ended prior to the acquisition are presented as the historical financial statements of TIP Inc. prior to the date of the acquisition. As a result of the Arrangement, TIP Inc., through a wholly owned subsidiary, obtained a controlling interest in and thus consolidates Trilogy LLC.

To effect the Arrangement, the following organizational transactions occurred prior to or concurrent with the consummation of the Arrangement:

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On January 9, 2017, Trilogy LLC converted an outstanding intercompany loan to its New Zealand subsidiary, Two Degrees Mobile Limited (“2degrees”), into 10,920,280 shares of 2degrees in full repayment of the outstanding $13.9 million loan balance. The conversion increased Trilogy LLC’s ownership in 2degrees by 1% from 62.9% to 63.9%. The carrying amounts of the noncontrolling interest attributable to 2degrees were adjusted to reflect the change in ownership interests.

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On February 7, 2017, Trilogy LLC indirectly acquired noncontrolling interests in 2degrees in exchange for common shares of TIP Inc. (the “Common Shares”) and $1.4 million in cash. The transaction increased Trilogy LLC’s ownership in 2degrees from 63.9% to 73.3%. The carrying amounts of the noncontrolling interests attributable to 2degrees were adjusted to reflect the change in ownership interests.

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Trilogy LLC’s equity structure was recapitalized into 157,339,668 Trilogy LLC Class A Units (the “Class A Units”), 44,177,149 Trilogy LLC Class B Units (the “Class B Units”) and 39,142,787 Trilogy LLC Class C Units (the “Class C Units”). The Class A Units have nominal economic value, and represent 100% of the voting rights in Trilogy LLC and do not participate in any appreciation in the value of Trilogy LLC. The Class B and Class C Units possess the economic interests in Trilogy LLC. The recapitalization was effected through amendments to the Trilogy LLC amended and restated Limited Liability Company Agreement (the “Trilogy LLC Agreement”).

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Trilogy LLC issued the new Class A Units and Class B Units to wholly owned subsidiaries of TIP Inc. in exchange for $199.3 million of cash, representing the remaining proceeds from TIP Inc.’s 2015 initial public offering along with private placements that closed concurrently with the Arrangement, net of certain redemptions and expenses of TIP Inc. As a result of the exchange, TIP Inc. acquired, directly or indirectly, all the voting interests and a 53.0% equity interest in Trilogy LLC. The number of Class B Units issued and outstanding is equal to, and at all times is required to be equal to, the number of outstanding Common Shares of TIP Inc. See Note 12 – Equity.

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The Class C Units were issued to the legacy equity holders of Trilogy LLC and can be redeemed by the holders thereof for, at Trilogy LLC’s option, Common Shares on a one-for-one basis or for cash equal to the fair market value of Common Shares as of the date of redemption. The redemption rights of the Class C Unit holders were subject to lock-up provisions of up to 24 months from the date of consummation of the Arrangement, February 7, 2017, all of which have expired. See Note 20 – Subsequent Events. The economic interest of the Class C Units is pro rata to those of the Class B Units which are held by a wholly owned subsidiary of TIP Inc. Upon completion of the Arrangement, the Class C Unit holders had a 47.0% equity interest in Trilogy LLC. As a result of the arrangement, TIP Inc., through a wholly owned subsidiary, obtained a controlling interest in and consolidates Trilogy LLC. A noncontrolling interest is recorded in the consolidated TIP Inc. financial statements for the Class C Unit holders’ interests in Trilogy LLC.

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TIP Inc.’s authorized capital was amended to create one special voting share (the “Special Voting Share”) and an unlimited number of Common Shares. The Special Voting Share was issued to the trustee under a voting trust agreement and entitles the Class C Unit holders to exercise their voting rights in TIP Inc. on an as converted basis. Holders of Common Shares and the Special Voting Share vote together as a single class of shares.

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The 13,402,685 share purchase warrants of Alignvest were deemed to be amended to be share purchase warrants to acquire Common Shares. Additionally, the warrants were reclassified from equity to a liability, as the warrants were determined to be written options not indexed to Common Shares. See Note 12 – Equity.

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As a result of the transaction, TIP Inc. is subject to income tax in both the U.S. and Canada. The losses generated by TIP Inc. from the date of the Arrangement are offset by a full valuation allowance.

As a result of these organizational transactions and the consummation of the Arrangement, TIP Inc. owns and controls a majority stake in Trilogy LLC. Trilogy LLC is a provider of wireless voice and data communications in New Zealand and Bolivia including local, international long distance (“ILD”) and roaming services, for both customers and international visitors roaming on its networks. Trilogy LLC’s services are provided under Global System for Mobile Communications (“GSM” or “2G”), Universal Mobile Telecommunication Service, a GSM-based third generation mobile service for mobile communications networks (“3G”), and Long Term Evolution (“LTE”), a widely deployed fourth generation service (“4G”), technologies. Trilogy LLC also provides fixed broadband communications to residential and enterprise customers in New Zealand.

Below is a brief summary of each of the Company’s operations:

New Zealand:

2degrees was formed under the laws of New Zealand on February 15, 2001. 2degrees holds spectrum licenses to provide nationwide wireless communication services. A portion of these licenses expire in 2021 while others expire in 2031. 2degrees launched commercial operations in 2009 as the third operator in New Zealand. 2degrees provides voice, data and long distance services to its customers over 3G and 4G networks. 2degrees also maintains inbound visitor roaming and international outbound roaming agreements with various international carriers. 2degrees offers its mobile communications services through both prepaid and postpaid payment plans. Commencing in 2015, 2degrees began offering fixed broadband communications services to residential and enterprise customers.

As of December 31, 2018, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in 2degrees was 73.3%.

Bolivia:

Empresa de Telecomunicaciones NuevaTel (PCS de Bolivia), S.A. (“NuevaTel”) was formed under the laws of Bolivia in November, 1999 to engage in Personal Communication Systems (“PCS”) operations. NuevaTel was awarded its first PCS license in 1999 and commenced commercial service in November 2000 under the brand name Viva. NuevaTel operates a GSM network along with 3G and 4G networks. These networks provide voice and data services, including high-speed Internet, messaging services and application and content downloads. NuevaTel offers its services through both prepaid and postpaid payment plans, although the majority of NuevaTel’s subscribers pay on a prepaid basis. In addition to voice and data services, NuevaTel offers public telephony services. NuevaTel’s public telephony service utilizes wireless pay telephones located in stores and call centers that are owned and managed by NuevaTel resellers.

As of December 31, 2018, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in NuevaTel was 71.5%.

Basis of Presentation and Principles of Consolidation

The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company consolidates majority-owned subsidiaries over which it exercises control, as well as variable interest entities (“VIEs”) where it is deemed to be the primary beneficiary and thus VIEs are required to be consolidated in our financial statements. All significant intercompany transactions and accounts have been eliminated in consolidation for all periods presented.

Certain amounts relating to the amortization of imputed discount on Equipment Installment Plan (“EIP”) receivables have been reclassified in prior periods. Amortization of imputed discount has been reclassified from Other, net to Non-subscriber international long distance and other revenues on our Consolidated Statements of Operations and Comprehensive Loss, to conform to the current year’s presentation. See “EIP Receivables” below.

The Company has two reportable segments, New Zealand and Bolivia. Unallocated corporate operating expenses, which pertain primarily to corporate administrative functions that support the segments, but are not specifically attributable to or managed by any segment, are presented as a reconciling item between total segment results and consolidated financial results. Additional details on our reportable segments are included in Note 18 – Segment Information.

Significant Accounting Policies

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and the amounts of revenues and expenses reported for the periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.

Examples of significant estimates include the allowance for doubtful accounts, the useful lives of property and equipment, amortization periods for intangible assets, fair value of financial instruments and equity-based compensation, imputed discount on equipment installment receivables, cost estimates for asset retirement obligations, deferred income taxes, fair value measurements related to goodwill, spectrum licenses and intangibles, projections used in impairment analysis, evaluation of minimum operating lease terms, the allocation of purchase price in connection with business combinations and the period for recognizing prepaid and postpaid revenues based on breakage.

The Company records estimated revenue for rollover services (unused credit carried from month to month for up to 12 billing cycles) that is not expected to be used by its customers. These estimates are based primarily on rate plans in effect and our historical usage and billing patterns. In the third quarter of 2016, as a result of changes in rate plans and offerings and the related impacts on vendor-specific objective evidence as used for values applied to rollover balances (primarily for data services), the Company recorded a $1.7 million increase in Wireless service revenues offset by a reduction to Customer deposits and unearned revenues, as a change in estimate.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the acquisition date or with a variable rate which can be liquidated on demand. The balance of cash and cash equivalents held by our consolidated subsidiaries was $39.3 million and $37.7 million, of which $12.1 million and $3.2 million was held by 2degrees and $27.0 million and $34.4 million was held by NuevaTel, as of December 31, 2018 and 2017, respectively.

Short-term Investments:

The Company’s short-term investments, consisting primarily of U.S. Treasury securities and commercial paper with original maturities of more than three months from the date of purchase, are considered available-for-sale (“AFS”) and reported at fair value. The net unrealized gains and losses on AFS investments are reported as a component of Other comprehensive income or loss. Realized gains and losses on AFS investments are determined using the specific identification method and included in Other, net. Gross unrealized holding gains (losses) were insignificant for the years ended December 31, 2018 and 2017. There were no short-term investments in the year ended December 31, 2016.

Restricted Cash:

The Company classifies cash as restricted when the cash is unavailable for use in general operations. These balances are reclassified to Cash and cash equivalents when the underlying obligation is satisfied, or in accordance with the governing agreement. Restricted cash expected to become unrestricted during the next twelve months is recorded in current assets. The Company had $0.5 million and $0.7 million of restricted cash included in Prepaid expenses and other current assets and Other assets within the Consolidated Balance Sheets as of December 31, 2018 and 2017, respectively. The restricted cash balances consisted primarily of cash balances held as collateral for performance obligations under certain contracts with suppliers.

Accounts Receivable, net:

Accounts receivable consist primarily of amounts billed and due from customers, other wireless service providers, and dealers (“third party retail channels”) and are generally unsecured. Local interconnection and telecom cooperative receivables due from other wireless service providers represented $28.9 million and $27.0 million of Accounts receivable, net at December 31, 2018 and 2017, respectively. Interconnection receivables and payables are reported on a gross basis on the Consolidated Balance Sheets and on the Consolidated Statements of Cash Flows as there is no legal right to offset these amounts, consistent with the presentation of related interconnection revenues and expenses on the Consolidated Statements of Operations and Comprehensive Loss.

Management makes estimates of the uncollectability of its accounts receivable. In determining the adequacy of the allowance for doubtful accounts, management analyzes historical experience and current collection trends, known troubled accounts, receivable aging and current economic trends. The Company writes off account balances against the allowance for doubtful accounts when collection efforts are unsuccessful. Provisions for uncollectible receivables are included in General and administrative expenses. The allowance for doubtful billed accounts was $6.3 million and $9.3 million as of December 31, 2018 and 2017, respectively.

EIP Receivables:

In New Zealand, the Company offers certain wireless customers the option to pay for their handset in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018, the Company began offering to certain wireless subscribers the option to pay for their handsets in installments over a period of 18 months using an EIP. The amounts recorded as EIP receivables at the end of each period represent EIP receivables for which invoices were not yet generated for the customer (“unbilled”). Invoiced EIP receivables (“billed”) are recorded in the Accounts receivable, net balance, consistent with other outstanding customer trade receivables. In New Zealand, the Company assesses the credit quality of each EIP applicant and applicants representing the greatest risk of default are not permitted to participate in an EIP. Customers considered to be high risk are required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. In Bolivia, the Company offers installment plans only to subscribers with a low delinquency risk based on the Company’s credit analysis and the customer’s income level. All of the Company’s EIP customers are required to make a down payment for a handset. The current portion of EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of EIP receivables is included in Long-term equipment installment plan receivables on our Consolidated Balance Sheets.

At the time of sale of handsets under installment plans, we impute risk adjusted interest on the receivables associated with EIPs. Historically, we recorded this imputed discount as a reduction of equipment sales and the imputed interest was deferred and included within EIP receivables, net on our Consolidated Balance Sheets. The imputed discount was amortized to interest income over the term of the EIP contract in Other, net on our Consolidated Statements of Operations and Comprehensive Loss. Beginning with the second quarter of 2018, the amortization of imputed discount on EIP receivables has been reclassified from Other, net and is now included as a component of Non-subscriber international long distance and other revenues on our Consolidated Statements of Operations and Comprehensive Loss. This presentation provides a clearer representation of amounts earned from the Company’s ongoing operations and aligns with industry practice thereby enhancing comparability. We applied this reclassification to all periods presented. Amortization of imputed discount included within Non-subscriber international long distance and other revenues was $2.4 million, $2.1 million and $1.6 million for the years ended December 31, 2018, 2017 and 2016, respectively. This change had no impact on net loss for any period presented.

The Company establishes an allowance for EIP receivables to cover probable and reasonably estimated losses. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, receivable aging, customer credit quality and other qualitative factors including macro-economic factors. The Company monitors the EIP receivable balances and writes off account balances if collection efforts are unsuccessful and future collection is unlikely. See Note 5 – EIP Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to EIP receivables.

Inventories:

Inventory consists primarily of wireless devices and accessories. Cost is determined by the first-in, first-out (“FIFO”) method and weighted average cost method which has historically approximated the FIFO method. Subsequent measurement of inventory is determined using the cost and net realizable value test. Net realizable value is determined using the estimated selling price in the ordinary course of business. The Company records inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.

Handset costs in excess of the revenues generated from handset sales, or handset subsidies, are expensed at the time of sale. The Company does not recognize the expected handset subsidies prior to the time of sale because the promotional discount decision is made at the point of sale and/or because the Company expects to recover the handset subsidies through service revenues.

For certain inventories held by a third-party distribution and logistics company located in New Zealand, the Company records inventories on our Consolidated Balance Sheets, with a corresponding increase to Other current liabilities and accrued expenses. The third-party distribution and logistics company purchases the inventory from various equipment manufacturers on behalf of and at the direction of 2degrees, with 2degrees specifying the purchase price, timing of purchase, and type and quantity of handsets. Therefore, the Company records the inventory once risk of loss is assumed in connection with the transfer from the manufacturers to the third-party distribution and logistics company.

Property and Equipment:

Property and equipment is recorded at cost or fair value for assets acquired as part of business combinations and depreciation is calculated on a straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: (i) buildings range from 28 to 50 years; (ii) wireless communications systems range from 2 to 20 years; and (iii) furniture, equipment, vehicles and software range from 2 to 17 years. Leasehold improvements are recorded at cost and depreciated over the lesser of the term of the lease or the estimated useful life. Costs of additions and major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance the asset’s functionality or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of the Company’s networks are capitalized. Capitalization commences with pre-construction period administrative and technical activities, which may include obtaining leases, zoning approvals and building permits, and ceases at the point at which the asset is ready for its intended use and placed in service. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the balance sheet accounts and any gain or loss is recognized. Assets under construction are not depreciated until placed in service.

Interest expense incurred during the construction phase of the Company’s wireless networks is capitalized as part of property and equipment until assets are placed into service. Capitalized interest costs are amortized over the estimated useful lives of the related assets. Capitalized interest for the years ended December 31, 2018, 2017 and 2016 was $1.2 million, $1.1 million and $1.7 million, respectively.

In July 2018, 2degrees updated the terms and conditions of the fixed broadband agreements with residential customers. The agreements with new subscribers, starting on July 1, 2018, state that 2degrees will assume ownership of customer premises equipment, i.e., modems, and lease such equipment to these subscribers. As such, in accordance with the applicable accounting guidance for leases, the Company has reclassified its customer premises equipment from Inventory to Equipment on its Consolidated Balance Sheets as of December 31, 2018. Depreciation for the customer premises equipment is calculated on a straight-line basis over the estimated useful life of three years. The lease revenues associated with these agreements are not significant for the year ended December 31, 2018 and the Company has included the lease revenues in Wireline service revenues on its Consolidated Statements of Operations and Comprehensive Loss.

The Company capitalizes certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once selection of a specific software project has been made and the Company approves and commits to funding the project. Capitalized costs include direct development costs associated with internal use software, including internal direct labor costs and external costs of materials and services. Capitalized software costs are included in Property and equipment, net and amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

The Company records an asset retirement obligation (“ARO”) for the fair value of legal obligations associated with the retirement of tangible long-lived assets and a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. These obligations primarily pertain to the Company’s legal obligations related to network infrastructure, principally tower and related assets, and include obligations to remediate leased land on which the Company’s network infrastructure assets are located. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the Consolidated Statement of Operations and Comprehensive Loss.

The significant assumptions used in estimating the Company’s ARO include the following: a probability that the Company’s leases with ARO will be remediated at the lessor’s directive; expected settlement dates that coincide with lease expiration dates plus estimated lease extensions; remediation costs that are indicative of what third party vendors would charge the Company to remediate the sites; expected inflation rates that are consistent with historical inflation rates; and credit-adjusted risk-free interest rates which approximate the Company’s incremental borrowing rates.

License Costs and Other Intangible Assets:

Intangible assets consist primarily of wireless spectrum licenses in foreign markets, tradenames and subscriber relationships. License costs primarily represent costs incurred to acquire wireless spectrum licenses in foreign markets, which are recorded at cost, and the value attributed to wireless spectrum licenses acquired in business combinations. Amortization begins with the commencement of service to customers using the straight-line method. The license costs are amortized over 7 to 20 years, which correspond with the expiration dates of the licenses as issued by the regulators. Licenses, subject to certain conditions, are usually renewable and are generally non-exclusive. When determining the useful life of a license, management generally does not consider renewal periods since there is no certainty that a license will be renewed without significant cost (or at no cost).

Subscriber relationships were acquired as part of the acquisition in New Zealand of our fixed broadband communications services provider, Snap Limited, in 2015 and relate to established relationships with residential and enterprise customers through contracts for fixed broadband services. Subscriber relationships are amortized over the estimated useful life of 7 years using an accelerated method, which we believe best reflects the estimated pattern in which the economic benefits of the assets will be consumed.

Impairment of Long-Lived Assets:

The Company evaluates its long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not fully recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. We determine fair values by using a combination of comparable market values, estimated future discounted cash flows and appraisals, as appropriate. There were no events or changes in circumstances that indicated impairment would be recorded for long-lived assets for the fiscal years ended December 31, 2018, 2017 and 2016.

Goodwill:

Goodwill is the excess of the cost of an acquisition of businesses over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for impairment annually and also during interim periods if events or changes in circumstances indicate the occurrence of a triggering event. During the fourth quarter of fiscal year 2018, we changed the date of our annual impairment test from December 31 to November 30 to align more effectively with the timing of our annual reporting requirements and other administrative processes. We believe the change did not delay, accelerate, or avoid an impairment charge and does not result in adjustments to our financial statements when applied retrospectively.

Effective December 31, 2017, we prospectively adopted accounting guidance that simplifies our goodwill impairment testing by eliminating the requirement to calculate the implied fair value of goodwill (formerly “step two”) in the event that an impairment is identified. Instead, an impairment charge is recorded based on the excess of the reporting unit’s carrying amount over its fair value. We may first elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. If we do not perform a qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the single reporting unit is less than its carrying amount, goodwill is tested for impairment. If the Company determines the fair value of the reporting unit is less than its carrying amount, a goodwill impairment loss is recognized for the difference. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges required for any periods presented.

Derivative Instruments and Hedging Activities:

We employ risk management strategies, which may include the use of interest rate swaps, cross-currency swaps and forward exchange contracts. We do not hold or enter into derivative instruments for trading or speculative purposes.

Derivatives are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair values of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive (loss) income. Derivative instruments not qualifying for hedge accounting or ineffective portions of cash flow hedges, if any, are recognized in current period earnings. The Company assesses, both at inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively. As of December 31, 2018 and 2017, no derivative instruments were designated for hedge accounting.

Fair Value Measurements:

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Warrant Liability:

TIP Inc.’s outstanding warrants are recorded as a liability, as the warrants are written options that are not indexed to Common Shares. The warrant liability is recorded in Other current liabilities and accrued expenses on the Company’s Consolidated Balance Sheets. The offsetting impact is reflected within Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The amount of the warrant liability was $0.1 million and $6.6 million as of December 31, 2018 and 2017, respectively. Any change in fair value of these warrants due to a change in their price during the reporting period is recorded as Change in fair value of warrant liability on the Company’s Consolidated Statements of Operations and Comprehensive Loss. The fair value of the warrant liability is determined each period by utilizing the number of warrants outstanding and the closing trading value of the warrants as of the reporting date. The change in fair value of the warrant liability was a non-cash gain of $6.4 million and $9.1 million for the years ended December 31, 2018 and 2017, respectively. Additionally, because the warrants are denominated in Canadian dollars, there were immaterial changes in the warrant liability during the periods due to the impact of changes in the exchange rate with United States dollar.

Mezzanine Equity:

Three pre-Arrangement Trilogy LLC unit holders had been granted rights to cause Trilogy LLC, under certain circumstances, to repurchase their equity interests in Trilogy LLC. The Company had recorded these units in the mezzanine equity section of the Consolidated Balance Sheet as of December 31, 2016. To give effect to the consummation of the Arrangement on February 7, 2017, the Trilogy LLC Agreement was amended and restated and those rights were eliminated and thus these interests were reclassified from mezzanine equity to equity in the first quarter of 2017.

Required Distributions:

Trilogy LLC is required to make quarterly distributions to its members on a pro rata basis in accordance with each member’s ownership interest in amounts sufficient to permit members to pay the tax liabilities resulting from allocations of income tax items from Trilogy LLC. Trilogy LLC was in a net taxable loss position for the years ended December 31, 2018, 2017 and 2016; therefore, no tax distributions were made to its members related to these tax years.

Revenue Recognition:

Wireless service revenues are primarily derived from providing access to and usage of the Company’s wireless networks. In general, access revenues from wireless postpaid customers are billed in arrears and recognized over the period that the corresponding services are rendered to customers. Wireless service revenues derived from usage of the Company’s networks, including voice, data, roaming and long-distance revenues, are recognized when the services are provided. As a result of the cutoff times of our multiple billing cycles each month, we are required to estimate the amount of subscriber revenues earned but not billed from the end of each billing cycle to the end of each reporting period. The Company also records estimated wireless service revenues for rollover services (unused credit carried from month to month for up to 12 billing cycles) that are not expected to be used. These estimates are based primarily on rate plans in effect and our historical usage and billing patterns.

Prepaid wireless services sold to customers are recorded as unearned revenue prior to the commencement of services; revenue is recognized when the services are used or expire. When prepaid service credits are not subject to expiration, the Company estimates breakages (cash consideration received for prepaid services but never expected to be redeemed by customers) based upon historical usage trends. The Company’s policy is to recognize revenue for estimated breakage when there is a remote likelihood that the balance of prepaid services will be redeemed.

Interconnection revenues are generated when calls from other operators terminate on the Company’s networks and are recognized in the period the termination occurs.

Equipment sales consist principally of revenues from the sale of wireless handsets and accessories to subscribers and dealers. Equipment sales, including those on an EIP, are recognized when the products are delivered to the customer or dealer. The revenues and related expenses associated with the sale of wireless handsets and accessories through our indirect sales channels are recognized when the products are delivered and accepted by the dealer, including when products are provided by the third-party distributor, as this is considered to be a separate earnings process from the sale of wireless services and probability of collection is likely.

The Company has determined that the sale of wireless services through its direct sales channels with an accompanying handset constitutes a revenue arrangement with multiple deliverables. The Company accounts for these arrangements as separate units of accounting, including the wireless service and handset. For these multiple element arrangements, the Company must: (1) determine whether and when each element has been delivered; (2) determine relative selling price of each element using the selling price hierarchy of vendor-specific objective evidence of selling price, third party evidence, or the Company’s best estimate of selling price, as applicable; and (3) allocate the total price among the various elements based on the relative selling price method. The revenue allocated to the multiple revenue streams is based on the relative selling price to the total consideration from the sale. Consideration allocated to the handset is recognized as equipment sales when the handset is delivered and accepted by the subscriber. Consideration allocated to the wireless service is recognized as service is rendered.

We also earn revenues from our wireline subscribers. These revenues are based upon usage of our network and facilities, contract fees and equipment sales. In general, fixed monthly fees for services are billed one month in advance and are recognized when earned. Revenues from services that are not fixed in amount and are based on usage are generally billed in arrears and recognized when service is rendered. We sell each of these services separately and each product or service has a standalone selling price. When equipment is sold separately from services, revenue is recognized upon delivery to the customer. When equipment is sold as part of a managed service, revenue is recognized over the contract period.

Customer Sales Incentives:

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers (e.g., percentage discounts off current purchases), inducement offers (e.g., offers for future discounts subject to a minimum current purchase), and commissions. Current discount offers, when accepted by customers, are treated as a reduction to the purchase price of the related transaction, while inducement offers, when accepted by customers, are treated as a reduction to purchase price based on estimated future redemption rates. Redemption rates are estimated using the Company’s historical experience for similar inducement offers. Current discount offers and commissions are presented as a reduction to revenues unless the Company receives, or will receive, an identifiable benefit in exchange for the consideration, and the fair value of such benefit can be reasonably estimated.

Pass Through Taxes:

The Company presents taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.

Advertising Costs:

The Company expenses the cost of advertising as incurred. Advertising expense for the years ended December 31, 2018, 2017 and 2016 were $20.9 million, $19.5 million and $19.0 million, respectively.

Operating Leases:

The Company’s cell sites are typically situated on leased property including land, towers and rooftop locations. The Company’s retail stores, distribution facilities, office spaces and certain of its customer service centers are also leased. The Company’s lease contracts expire on various dates through 2043 and generally provide for renewal options of up to an additional ten years exercisable at our discretion. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental payments on a straight-line basis over the fixed non-cancelable terms of the leases, including those periods for which failure to renew the lease imposes a significant economic penalty. If failure to exercise a renewal option imposes an economic penalty, the Company may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period(s) in addition to the fixednon-cancelable term of the lease in the determination of the appropriate estimated lease term, up to the estimated economic life of the underlying asset.

Defined Contribution Plan:

The Company has a defined contribution plan whereby participants may contribute a portion of their eligible pay to the plan through payroll withholdings. The Company provides matching contributions based on the amount of eligible compensation contributed by the employees. Total contributions by the Company were $0.1 million for each of the years ended December 31, 2018, 2017 and 2016.

Equity-Based Compensation:

The Company measures compensation costs for all equity-based payment awards made to employees based on the estimated fair values at the either the grant date for equity classified awards or quarterly for liability classified awards. Effective January 1, 2018, we early adopted the Accounting Standards Update (“ASU”) 2016-09 accounting guidance that allows for the accounting of forfeitures of share-based awards when they occur. The adoption of this guidance did not have a material impact on the Consolidated Financial Statements. The expense, net of forfeitures, is recognized over the requisite service period, which is generally the vesting period of the award. The fair value of the equity-based payment awards is estimated using the Black-Scholes option valuation model.

Net (Loss) Earnings Per Share (“EPS”):

EPS is calculated using the two-class method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The Company has one class of common stock; however, Class C Units held by Trilogy LLC members (a noncontrolling interest in Trilogy LLC) are treated as a participating security for purposes of calculating EPS and a two-class method security due to their pro-rata rights to dividends and earnings.

Basic (loss)/income per share (“Basic EPS”) is computed by dividing net (loss)/income, less net (loss)/income available to participating securities, by the basic weighted average Common Shares outstanding.

Diluted (loss)/income per share (“Diluted EPS”) is calculated by dividing attributable net (loss)/income by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period. Diluted EPS excludes all potentially dilutive units if the effect of their inclusion is anti-dilutive, the attributable service condition was not met, or if the underlying potentially dilutive units are out-of-the-money.

Foreign Currency Remeasurement and Translation:

The functional currency for our Bolivian operation is the U.S. dollar and for our New Zealand operation is the New Zealand dollar, since the majority of the revenues and expenses in those operations are denominated in those currencies. However, a portion of the revenues earned and expenses incurred by our subsidiaries are denominated in currencies other than their functional currency. These transactions are remeasured into the functional currency based on a combination of both current and historical exchange rates. All foreign currency asset and liability amounts are remeasured at end-of-period exchange rates, except for nonmonetary items, which are remeasured at historical rates. Foreign currency income and expense are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical rates. Gains and losses from remeasurement of foreign currency transactions into the functional currency are included in Other, net on our Consolidated Statements of Operations in the period in which they occur.

Our reporting currency is the U.S. dollar. Thus, assets and liabilities from our New Zealand operation are translated from the New Zealand dollar into the U.S. dollar at the exchange rate on the balance sheet date while revenues and expenses are translated at the average exchange rate in the month they occurred. Gains and losses from the translation of our New Zealand operation’s financial statements into U.S. dollars are included in Accumulated other comprehensive income on our Consolidated Balance Sheets.

Income Taxes:

For our taxable subsidiaries, we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we record the largest amount of tax benefit to meet such threshold.

We recognize interest and penalties related to unrecognized tax benefits on the Other, net line in the accompanying Consolidated Statements of Operations and Comprehensive Loss. Accrued interest and penalties are included on the related tax liability line in the Consolidated Balance Sheets.

Concentrations:

The Company’s revenues are attributable to our international operations. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the countries in which the Company operates. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations. For key financial information of our subsidiaries in New Zealand and Bolivia, see Note 18 – Segment Information.

Recently Adopted Accounting Standards:

On April 5, 2012, the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for qualifying public companies. As an “emerging growth company”, we may delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. We intend to comply with the extended transition period. Accordingly, our financial statements may not be comparable to those of companies that adopt such new or revised accounting standards.

In October 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-16, “Intra-Entity Transfers of Assets Other Than Inventory”, which modifies the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The ASU eliminates the prohibition against the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party or otherwise recovered through use and will require entities to recognize the income tax consequences of an intra-entity transfer when the transfer occurs. The ASU requires a modified retrospective application with a cumulative-effect adjustment recorded in retained earnings as of the beginning of the period of adoption. This standard will take effect for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other organizations, the standard will take effect for fiscal years beginning after December 15, 2018, and for interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities as of the beginning of a fiscal year. As an “emerging growth company,” we early adopted this ASU as of the beginning of fiscal 2018.

As discussed in Note 17 - Income Taxes, during the third quarter of 2017, 2degrees entered into an intra-entity asset transfer to separate its network assets from its retail operations business. The intra-entity asset transfer resulted in an increase to the tax bases of the assets transferred at the entity that acquired the network assets. Upon adoption of the ASU in the first quarter of 2018, deferred tax assets (with full corresponding valuation allowances) were recorded for the increased tax bases for transferred assets. Given the full valuation allowance position against the Company’s New Zealand deferred tax assets, there was no cumulative adjustment to retained earnings as a result of the adoption of ASU 2016-16.

Recently Issued Accounting Standards:

In August 2018, the FASB issued ASU 2018-15 related to implementation costs incurred in a cloud computing arrangement that is a service contract. The new guidance aligns the requirement for a customer to capitalize implementation costs incurred in a hosting arrangement that is a service contract with the requirement to capitalize implementation costs incurred to develop or obtain internal-use software. The standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the standard will take effect for fiscal years beginning after December 15, 2020, and for interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted for all entities. As an “emerging growth company”, the effective date for the standard is consistent with when it becomes applicable to private companies. We are currently evaluating the impact this ASU will have on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 related to the measurement of credit losses on financial instruments. The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectibility of the reported amount. The standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As amended in ASU 2018-19,for companies that file under private company guidelines, the standard will take effect for fiscal years beginning after December 15, 2021, and for interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018. As an “emerging growth company”, we intend to adopt this standard on the date it becomes applicable to private companies. The adoption of this ASU will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). We are currently evaluating the impact this ASU will have on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 related to recognition of leases, and has since modified the standard with several ASUs (collectively, the “standard” or “new guidance”). This standard will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will require classifications of leases, both operating and capital, to be recognized on the balance sheet. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease will depend on its classification. The standard will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. This standard will take effect for public entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. For all other organizations, the standard will take effect for fiscal years beginning after December 15, 2019, and for interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all organizations. As an “emerging growth company”, we intend to adopt this standard on the date it becomes applicable to private companies. We are currently evaluating our transition approach, in light of the transition method amendment provided in ASU 2018-11. The adoption of this ASU will result in the recognition of significant right-of-use assets and lease liabilities in our balance sheets that have not previously been recorded, but we currently expect such adoption to have an insignificant impact on our statements of operations. Our evaluation is continuing, with a focus on our accounting for cell site, office, and retail leases as well as our review of system readiness and overall interpretations. We will continue our assessment of other potential impacts of this ASU on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09 related to revenue recognition, and has since modified the standard with several ASUs (collectively, the “standard” or “new guidance”). The new guidance will supersede nearly all existing recognition guidance under GAAP. The core principle of the standard is that an entity should recognize revenue arising from the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To conform with that core principle, an entity should apply the following steps: 1) identify the contract(s) with a customer, 2) identify the performance obligations in the contract, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations in the contract, and 5) recognize revenue when (or as) the entity satisfies a performance obligation.

For public entities, this pronouncement was effective for annual and interim reporting periods beginning after December 15, 2017. For all other organizations, the standard will take effect for annual reporting periods beginning after December 15, 2018, and for interim periods beginning after December 15, 2019. Early adoption is permitted for all organizations. As an “emerging growth company”, we adopted the standard on January 1, 2019 and will issue under the new guidance for our first interim report of 2019.

The guidance permits two methods of adoption, the full retrospective method applying the standard to each prior reporting period presented, or the modified retrospective method with a cumulative effect of initially applying the guidance recognized at the date of initial application. The standard also allows entities to apply certain expedient approaches at their discretion. We plan to adopt the standard using the modified retrospective method with a cumulative catch up adjustment and will provide additional disclosures comparing results to previous GAAP in our 2019 consolidated financial statements. We plan to apply the new revenue standard only to contracts not completed as of the date of initial application, referred to as open contracts.

The most significant judgments and impacts upon adoption of the standard include the following items:

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Upon adoption, we will defer and capitalize incremental contract acquisition costs, including commissions, and recognize them over the period of the benefit to which the costs relate. Prior to adoption, we expensed contract acquisition costs as they were incurred. Deferred contract costs are expected to have an average amortization period ranging between 1 to 3 years, subject to periodic adjustment to reflect any significant change in assumptions. In addition, the deferred contract cost asset will be assessed for impairment on a periodic basis. As a result, incremental contract acquisition costs paid on open contracts ranging from $2 to $4 million are expected to be capitalized on January 1, 2019 as a cumulative effect adjustment to equity and subsequently amortized thereafter. These contract costs consist primarily of commissions paid to acquire postpaid and prepaid service contracts. Contract costs capitalized for new contracts will accumulate during 2019 as deferred assets. As a result, we expect a reduction to sales and marketing expense in our statement of operations during 2019 as compared to results under previous revenue guidance. As capitalized costs are amortized, the accretive impact to operating income anticipated in 2019 is expected to moderate progressively in 2020 and 2021, and become insignificant in 2022 as the timing impact of deferring these costs is offset by related amortization.

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Upon adoption, the changes in the standard will impact our revenue recognition related to the allocation of contract revenues between various services and equipment and the timing of when those revenues are recognized. For promotional discounts, which contain equipment and a service contract, revenue recognition will no longer be constrained by the contingent cap rules that limited revenue recognition to the amount received at contract inception. Rather, revenue will be allocated between delivered and undelivered products and services based on their relative standalone selling prices, resulting in higher equipment revenue recognized at the point of sale and, therefore, lower service revenues. At the time the equipment is sold, this allocation results in the recognition of a contract asset equal to the difference between the amount of revenue recognized and the amount of consideration received or receivable from the customer. Contract assets of between $4 and $6 million are expected to be capitalized upon adoption on January 1, 2019 as a cumulative effect adjustment and will be amortized as a reduction to service revenues over the service contract term in our statement of operations. Total revenue over the full contract term will be unchanged and there will be no change to customer billing or the timing or presentation of cash flows.

Based on currently available information, including the above items and other individually insignificant impacts, we expect the cumulative effect of initially applying the new standard to result in a reduction to the opening balance of accumulated deficit ranging from approximately $4 million to $8 million on a pre-tax basis.

New products or offerings, or changes to current offerings, may yield significantly different impacts than currently expected. Our conclusions will be reassessed periodically based on then current facts and circumstances.

We have devoted significant management resources, and have also engaged third-party consultants, to assist management with the implementation of the standard. We have developed internal policies and implemented changes to processes and internal controls to meet the standard’s updated reporting and disclosure requirements.